Related Party Transactions (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Advance from affiliate for working capital	$ 300,000
Accounts receivable - oil and gas sales	836,007	436,830	7,588
Mr. Jason Hoisager [Member]
Related Party Transaction [Line Items]
Ownership interest of Hoisager	100.00%
Advance from affiliate for working capital	300,000
Joint interest in owed Petroleum	13,892,067	3,695,119	42,238
Capital cost paid for wells	1,687,787	3,589,903
Accounts receivable - oil and gas sales	655,435	425,372	702
Payment of general and administrative expenses	$ 32,978	$ 131,950	$ 93,845	$ 30,071